EIP RECEIVABLES	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
EIP RECEIVABLES

NOTE 5 – EIP RECEIVABLES

In New Zealand, 2degrees offers certain wireless subscribers the option to pay for their handsets in installments over a period of up to 36 months using an EIP. In Bolivia, in 2018, NuevaTel began offering to certain wireless subscribers the option to pay for their handsets in installments over a period of 18 months using an EIP.

The following table summarizes the unbilled EIP receivables:

	As of December 31, 2018	As of December 31, 2017
EIP receivables, gross	$50,072	$36,311
Unamortized imputed discount	(3,784)	(2,600)

EIP receivables, net of unamortized imputed discount	$46,288	$33,711

Allowance for doubtful accounts	(2,907)	(1,722)

EIP receivables, net	$43,381	$31,989

Classified on the balance sheet as:	As of December 31, 2018	As of December 31, 2017
EIP receivables, net	$22,165	$17,190
Long-term EIP receivables	21,216	14,799

EIP receivables, net	$43,381	$31,989

Of the EIP receivables gross amount of $50.1 million as of December 31, 2018, $2.1 million related to NuevaTel and the remaining related to 2degrees.

2degrees categorizes unbilled EIP receivables as prime or subprime based on subscriber credit profiles. Upon initiation of a subscriber’s installment plan, 2degrees uses a proprietary scoring system that measures the credit quality of EIP receivables using several factors, such as credit bureau information, subscriber credit risk scores, service plan and EIP characteristics. 2degrees periodically assesses the proprietary scoring system. Prime subscribers are those with lower risk of delinquency and whose receivables are eligible for sale to a third party. Subprime subscribers are those with higher delinquency risk. Based on subscribers’ credit quality, subscribers may be denied an EIP option or be required to participate in a risk mitigation program which includes paying a deposit and allowing for automatic payments. NuevaTel only offers installment plans to subscribers with a low delinquency risk based on NuevaTel’s credit analysis and the subscriber’s income level. As of the periods presented, all of NuevaTel’s unbilled EIP receivables were categorized as prime.

The balances of EIP receivables on a gross basis by credit category as of the periods presented were as follows:

	As of December 31, 2018	As of December 31, 2017
Prime	$33,161	$25,869
Subprime	16,911	10,442

Total EIP receivables, gross	$50,072	$36,311

The EIP receivables had weighted average imputed discount rates of 6.63% and 6.76% as of December 31, 2018 and December 31, 2017, respectively.

The following table shows changes in the aggregate net carrying amount of the unbilled EIP receivables:

	December 31, 2018	December 31, 2017
Beginning balance of EIP receivables, net	$31,989	$32,984
Additions	111,028	74,385
Billings and payments	(42,671)	(36,243)
Sales of EIP receivables	(52,308)	(39,079)
Foreign currency translation	(2,288)	845
Change in allowance for doubtful accounts and imputed discount	(2,369)	(903)

Total EIP receivables, net	$43,381	$31,989

Sales of EIP Receivables:

2degrees has a mobile handset receivables sales agreement (the “EIP Sale Agreement”) with a third party New Zealand financial institution (the “EIP Buyer”). The EIP Sale Agreement provides an arrangement for 2degrees to accelerate realization of receivables from wireless subscribers who purchase mobile phones from 2degrees on installment plans. Under the agreement and on a monthly basis, 2degrees offers to sell specified receivables to the EIP Buyer and the EIP Buyer may propose a price at which to purchase the receivables. Neither party is obligated to conclude a purchase, except on mutually agreeable terms. The EIP Sale Agreement specifies certain criteria for mobile phone receivables to be eligible for purchase by the EIP Buyer. The Company evaluated the structure and terms of the arrangement and determined 2degrees has no variable interest with the EIP Buyer and thus we are not required to consolidate the entity in our financial statements.

The Company determined that the sales of receivables through the arrangement should be treated as sales of financial assets. As such, upon sale, the Company derecognizes the receivables, as well as any related allowance for doubtful accounts, and the loss on sale is recognized in General and administrative expenses. The Company also reverses unamortized imputed discount related to sold receivables included in EIP receivables, net, on the Consolidated Balance Sheets and recognizes the reversed unamortized imputed discount as Equipment sales. Net cash proceeds are recognized in Net cash provided by operating activities.

2degrees has continuing involvement with the EIP receivables sold to the EIP Buyer through a servicing agreement. However, the servicing rights do not provide 2degrees with any direct economic benefit, or means of effective control. Further, the EIP Buyer assumes all risks associated with the purchased receivables and has no recourse against 2degrees except in the case of fraud or misrepresentation.

The following table summarizes the impact of the sales of the EIP receivables in the years ended December 31, 2018 and 2017:

	December 31, 2018	December 31, 2017
EIP receivables derecognized	$52,308	$39,079
Cash proceeds	(44,792)	(34,544)
Reversal of unamortized imputed discount	(3,941)	(2,638)
Reversal of allowance for doubtful accounts	(2,396)	(1,385)

Pre-tax loss on sales of EIP receivables	$1,179	$512